INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-MaxCyte Inc. (Details) - MaxCyte Inc. - Level 1 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments
Fair value of additional equity interest		$ 3.9
recognized losses or gains	$ (1.4)	$ 1.1	$ 2.1